AB Cap Fund, Inc.

AB All Market Income Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 41.4%
Information Technology – 9.6%
Communications Equipment – 0.1%
Juniper Networks, Inc.	4,094	$116,352

Electronic Equipment, Instruments & Components – 0.1%
Arrow Electronics, Inc.(a)	373	39,094

IT Services – 2.5%
Akamai Technologies, Inc.(a)	1,447	130,635
Automatic Data Processing, Inc.	467	114,140
Capgemini SE	471	81,378
Cognizant Technology Solutions Corp. - Class A	3,003	189,700
Fidelity National Information Services, Inc.	1,163	106,263
FleetCor Technologies, Inc.(a)	76	16,152
Gartner, Inc.(a)	223	63,626
Genpact Ltd.	1,940	91,141
International Business Machines Corp.	1,172	150,543
Mastercard, Inc. - Class A	186	60,333
Otsuka Corp.	1,500	48,486
Paychex, Inc.	1,029	126,917
PayPal Holdings, Inc.(a)	2,142	200,149
VeriSign, Inc.(a)	468	85,279
Visa, Inc. - Class A	1,745	346,749

		1,811,491

Semiconductors & Semiconductor Equipment – 1.3%
Applied Materials, Inc.	1,276	120,033
Broadcom, Inc.	344	171,694
Enphase Energy, Inc.(a)	257	73,615
Infineon Technologies AG	1,785	43,677
KLA Corp.	474	163,118
Micron Technology, Inc.	1,957	110,629
QUALCOMM, Inc.	1,193	157,798
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	516	43,009
Texas Instruments, Inc.	200	33,042

		916,615

Software – 3.7%
Adobe, Inc.(a)	177	66,099
Bentley Systems, Inc. - Class B	146	5,368
Cadence Design Systems, Inc.(a)	671	116,600
Constellation Software, Inc./Canada	71	106,878
Crowdstrike Holdings, Inc. - Class A(a)	100	18,261
DocuSign, Inc.(a)	34	1,980
Dropbox, Inc. - Class A(a)	2,840	60,748
Fortinet, Inc.(a)	2,422	117,927
Microsoft Corp.	4,595	1,201,455
NortonLifeLock, Inc.	10,070	227,481
Oracle Corp.	4,135	306,610
SAP SE	1,150	97,945
ServiceNow, Inc.(a)	332	144,294
Synopsys, Inc.(a)	260	89,965
Trade Desk, Inc. (The) - Class A(a)	953	59,753
VMware, Inc. - Class A	711	82,497

		2,703,861

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	5,537	$870,527
HP, Inc.	3,846	110,419
NetApp, Inc.	1,663	119,952
Ricoh Co., Ltd.	6,600	51,872
Samsung Electronics Co., Ltd.	4,911	217,561

		1,370,331

		6,957,744

Financials – 6.4%
Banks – 2.4%
ABN AMRO Bank NV(b) (c)	5,393	51,810
Australia & New Zealand Banking Group Ltd.	510	7,884
Bank Leumi Le-Israel BM	10,272	108,588
BNP Paribas SA	634	29,617
CaixaBank SA	1,861	5,619
Citigroup, Inc.	1,159	56,571
Commerzbank AG(a)	8,398	55,880
DBS Group Holdings Ltd.	3,300	76,836
JPMorgan Chase & Co.	2,032	231,099
KBC Group NV	462	22,034
KeyCorp	4,587	81,144
Mitsubishi UFJ Financial Group, Inc.	36,700	190,251
National Bank of Canada	1,925	127,356
Nordea Bank Abp	11,835	109,732
Oversea-Chinese Banking Corp., Ltd.	11,800	101,706
Regions Financial Corp.	2,420	52,441
Resona Holdings, Inc.	2,600	9,571
Royal Bank of Canada	1,277	118,750
Societe Generale SA	6,074	133,904
Standard Chartered PLC	648	4,488
Toronto-Dominion Bank (The)	1,117	71,858
Wells Fargo & Co.	1,729	75,575

		1,722,714

Capital Markets – 1.6%
Ameriprise Financial, Inc.	129	34,573
BlackRock, Inc.	307	204,582
Carlyle Group, Inc. (The)	3,056	99,412
CME Group, Inc.	302	59,074
Credit Suisse Group AG (REG)(a)	18,469	95,302
Goldman Sachs Group, Inc. (The)	886	294,746
Houlihan Lokey, Inc.	821	64,449
Julius Baer Group Ltd.(a)	2,245	108,478
London Stock Exchange Group PLC	431	40,428
Moody’s Corp.	131	37,272
Morgan Stanley	362	30,850
Partners Group Holding AG	29	27,992
Singapore Exchange Ltd.	6,200	42,073

		1,139,231

Consumer Finance – 0.1%
Ally Financial, Inc.	3,417	113,444

Company	Shares	U.S. $ Value

Diversified Financial Services – 0.2%
M&G PLC	52,440	$119,009

Insurance – 1.9%
Admiral Group PLC	810	19,925
Assicurazioni Generali SpA	1,419	20,812
Aviva PLC	21,591	104,743
Fidelity National Financial, Inc.	3,448	134,817
Japan Post Holdings Co., Ltd.	18,300	126,248
Japan Post Insurance Co., Ltd.	7,900	121,009
Legal & General Group PLC	16,955	49,662
Marsh & McLennan Cos., Inc.	483	77,942
Medibank Pvt Ltd.	31,471	79,274
MetLife, Inc.	2,243	144,292
NN Group NV	4,158	170,886
Progressive Corp. (The)	580	71,137
Prudential Financial, Inc.	1,330	127,348
Sampo Oyj - Class A	1,591	71,977
Willis Towers Watson PLC	393	81,284

		1,401,356

Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Annaly Capital Management, Inc.	19,095	123,163

		4,618,917

Health Care – 6.0%
Biotechnology – 0.4%
AbbVie, Inc.	1,814	243,910
Moderna, Inc.(a)	629	83,198

		327,108

Health Care Equipment & Supplies – 0.5%
Demant A/S(a)	265	8,163
Hologic, Inc.(a)	1,505	101,678
IDEXX Laboratories, Inc.(a)	94	32,676
Koninklijke Philips NV	3,972	65,967
Medtronic PLC	1,405	123,528

		332,012

Health Care Providers & Services – 1.7%
AmerisourceBergen Corp.	930	136,301
Anthem, Inc.	522	253,227
Cardinal Health, Inc.	175	12,376
Centene Corp.(a)	2,235	200,569
Humana, Inc.	305	146,943
McKesson Corp.	387	142,029
Molina Healthcare, Inc.(a)	467	157,552
UnitedHealth Group, Inc.	317	164,628

		1,213,625

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc. - Class A(a)	122	59,175
Mettler-Toledo International, Inc.(a)	116	140,645
Sartorius Stedim Biotech	26	9,510
Thermo Fisher Scientific, Inc.	285	155,416

		364,746

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.9%
Bayer AG	2,424	$128,200
Eli Lilly & Co.	813	244,900
Johnson & Johnson	560	90,351
Merck & Co., Inc.	3,627	309,601
Novo Nordisk A/S - Class B	3,237	346,080
Pfizer, Inc.	4,161	188,202
Roche Holding AG (BR)	127	48,509
Roche Holding AG (Genusschein)	1,469	473,695
Sanofi	1,945	159,003
Takeda Pharmaceutical Co., Ltd.	4,500	124,380

		2,112,921

		4,350,412

Communication Services – 3.4%
Diversified Telecommunication Services – 1.1%
BCE, Inc.(b)	970	46,811
Comcast Corp. - Class A	7,053	255,248
HKT Trust & HKT Ltd.	67,000	89,886
Nippon Telegraph & Telephone Corp.	3,300	89,444
Orange SA	5,751	58,243
Spark New Zealand Ltd.	41,927	138,691
Telefonica SA	26,464	109,217
Telenor ASA	523	5,723

		793,263

Entertainment – 0.4%
Electronic Arts, Inc.	2,260	286,726
Ubisoft Entertainment SA(a)	619	28,545

		315,271

Interactive Media & Services – 1.5%
Alphabet, Inc. - Class A(a) (d)	1,815	196,419
Alphabet, Inc. - Class C(a)	5,021	548,042
Auto Trader Group PLC(c)	8,010	60,481
Kakaku.com, Inc.	1,400	25,771
Meta Platforms, Inc. - Class A(a)	1,427	232,501

		1,063,214

Media – 0.3%
Interpublic Group of Cos., Inc. (The)	3,677	101,632
Omnicom Group, Inc.	1,757	117,544

		219,176

Wireless Telecommunication Services – 0.1%
SoftBank Corp.	9,300	101,958

		2,492,882

Consumer Discretionary – 3.4%
Auto Components – 0.0%
Aisin Corp.	300	8,920

Automobiles – 0.5%
Tesla, Inc.(a)	1,242	342,308

Company	Shares	U.S. $ Value

Distributors – 0.0%
LKQ Corp.	243	$12,932

Diversified Consumer Services – 0.0%
Service Corp. International/US	155	9,565

Hotels, Restaurants & Leisure – 0.9%
Booking Holdings, Inc.(a)	64	120,052
Compass Group PLC	3,594	77,311
Darden Restaurants, Inc.	68	8,412
Galaxy Entertainment Group Ltd.	24,200	135,270
Marriott International, Inc./MD - Class A	133	20,448
Starbucks Corp.	2,348	197,396
Yum China Holdings, Inc.	935	46,853

		605,742

Household Durables – 0.1%
Persimmon PLC	3,877	66,340

Internet & Direct Marketing Retail – 1.0%
Alibaba Group Holding Ltd.(a)	5,600	66,811
Alibaba Group Holding Ltd. (ADR)(a)	925	88,254
Amazon.com, Inc.(a)	3,346	424,173
Prosus NV(a)	1,694	104,705
ZOZO, Inc.	1,600	35,365

		719,308

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	800	60,029

Media – 0.1%
Vivendi SE	9,882	89,575

Specialty Retail – 0.5%
AutoZone, Inc.(a)	125	264,901
O’Reilly Automotive, Inc.(a)	57	39,736
Ulta Beauty, Inc.(a)	133	55,843

		360,480

Textiles, Apparel & Luxury Goods – 0.2%
adidas AG	237	35,143
Kering SA	101	50,677
NIKE, Inc. - Class B	560	59,612
Pandora A/S	258	15,500

		160,932

		2,436,131

Industrials – 3.1%
Aerospace & Defense – 0.4%
BAE Systems PLC	13,320	119,961
Dassault Aviation SA	38	5,219
Huntington Ingalls Industries, Inc.	588	135,393

		260,573

Air Freight & Logistics – 0.1%
Nippon Express Holdings, Inc.	1,100	60,525

Company	Shares	U.S. $ Value

Airlines – 0.0%
Delta Air Lines, Inc.(a)	444	$13,795

Building Products – 0.5%
Assa Abloy AB - Class B	1,726	34,958
Otis Worldwide Corp.	3,538	255,515
Owens Corning	1,032	84,345

		374,818

Construction & Engineering – 0.1%
AECOM	436	31,893
Kajima Corp.	2,600	27,359

		59,252

Machinery – 0.9%
Caterpillar, Inc.	39	7,204
Cummins, Inc.	383	82,487
Dover Corp.	871	108,840
Mitsubishi Heavy Industries Ltd.	2,500	96,376
Parker-Hannifin Corp.	477	126,405
Snap-on, Inc.	653	142,263
Techtronic Industries Co., Ltd.	600	7,076
Volvo AB - Class B	5,929	93,917

		664,568

Marine – 0.3%
AP Moller - Maersk A/S - Class A	54	126,150
AP Moller - Maersk A/S - Class B	3	7,197
Kuehne & Nagel International AG	225	52,000
SITC International Holdings Co., Ltd.	19,000	48,181

		233,528

Professional Services – 0.6%
Booz Allen Hamilton Holding Corp.	1,077	103,069
RELX PLC	3,567	93,349
Robert Half International, Inc.	1,314	101,139
Wolters Kluwer NV	1,095	107,083

		404,640

Road & Rail – 0.2%
Aurizon Holdings Ltd.	5,074	12,833
Canadian National Railway Co.	589	70,046
Knight-Swift Transportation Holdings, Inc.	1,192	60,208

		143,087

		2,214,786

Energy – 2.7%
Oil, Gas & Consumable Fuels – 2.7%
Cheniere Energy, Inc.	375	60,068
ConocoPhillips	1,793	196,244
Devon Energy Corp.	1,515	106,989
Enbridge, Inc.	2,012	82,971
Eni SpA	10,914	128,926
EOG Resources, Inc.	1,290	156,477
Equinor ASA	6,797	263,796
Inpex Corp.	9,400	108,049
Keyera Corp.(b)	1,121	27,621

Company	Shares	U.S. $ Value

Marathon Petroleum Corp.	1,681	$169,361
Neste Oyj	958	47,265
ONEOK, Inc.	896	54,862
Repsol SA(a)	6,281	81,578
Shell PLC	13,836	366,238
Suncor Energy, Inc.(b)	2,207	71,402
Woodside Energy Group Ltd.	2,452	56,956

		1,978,803

Consumer Staples – 2.3%
Beverages – 0.8%
Asahi Group Holdings Ltd.	7,275	243,918
Coca-Cola Co. (The)	4,181	258,009
Heineken Holding NV(b)	244	17,309
Keurig Dr Pepper, Inc.	941	35,871
Kirin Holdings Co., Ltd.	1,100	18,108

		573,215

Food & Staples Retailing – 0.6%
CVS Health Corp.	715	70,177
George Weston Ltd.	57	6,517
Jeronimo Martins SGPS SA	2,427	53,811
Koninklijke Ahold Delhaize NV	4,403	121,112
Kroger Co. (The)	2,720	130,397
Walmart, Inc.(a)	453	60,045

		442,059

Food Products – 0.5%
Archer-Daniels-Midland Co.	1,803	158,466
Bunge Ltd.	1,403	139,136
Salmar ASA	725	47,942

		345,544

Household Products – 0.2%
Colgate-Palmolive Co.	949	74,221
Procter & Gamble Co., (The)	539	74,350

		148,571

Tobacco – 0.2%
Imperial Brands PLC	5,864	128,960
Philip Morris International, Inc.	343	32,753

		161,713

		1,671,102

Real Estate – 1.8%
Equity Real Estate Investment Trusts (REITs) – 1.4%
Extra Space Storage, Inc.	699	138,912
Iron Mountain, Inc.	2,607	137,154
Land Securities Group PLC	6,784	51,168
Link REIT	3,000	23,217
Medical Properties Trust, Inc.	8,229	120,226
Nippon Building Fund, Inc.	4	19,924
Public Storage	328	108,512
Simon Property Group, Inc.	1,122	114,422
Stockland	48,876	120,228
Vornado Realty Trust	865	22,680
Weyerhaeuser Co.	4,055	138,519

		994,962

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.4%
CBRE Group, Inc. - Class A(a)	1,951	$154,051
Nomura Real Estate Holdings, Inc.	5,100	125,296

		279,347

		1,274,309

Utilities – 1.4%
Electric Utilities – 0.5%
American Electric Power Co., Inc.	626	62,725
Endesa SA	3,464	59,415
Enel SpA	5,216	24,510
Iberdrola SA	7,215	75,120
NRG Energy, Inc.	3,373	139,238
Terna - Rete Elettrica Nazionale	1,535	10,913

		371,921

Gas Utilities – 0.5%
AltaGas Ltd.	6,084	131,190
APA Group	1,461	11,017
Naturgy Energy Group SA(b)	1,519	41,886
Snam SpA	2,992	14,221
UGI Corp.	3,235	127,782

		326,096

Independent Power and Renewable Electricity Producers – 0.1%
RWE AG	480	18,325
Uniper SE	657	3,555
Vistra Corp.	2,716	67,221

		89,101

Multi-Utilities – 0.3%
Ameren Corp.	463	42,883
E.ON SE	6,497	55,417
Sempra Energy	927	152,927

		251,227

		1,038,345

Materials – 1.3%
Chemicals – 0.4%
Linde PLC	369	104,375
Mitsubishi Chemical Holdings Corp.	6,700	35,175
OCI NV	1,135	42,611
Sumitomo Chemical Co., Ltd.	32,500	127,930
Westlake Corp.	93	9,173

		319,264

Containers & Packaging – 0.1%
Packaging Corp. of America	661	90,504

Metals & Mining – 0.8%
Anglo American PLC	3,339	107,297
BHP Group Ltd.	2,158	58,870

Company	Shares	U.S. $ Value

Fortescue Metals Group Ltd.(b)	9,821	$122,051
Glencore PLC(a)	4,715	25,780
Rio Tinto Ltd.	1,457	92,539
Teck Resources Ltd. - Class B	3,845	130,221

		536,758

		946,526

Total Common Stocks (cost $32,984,714)		29,979,957

INVESTMENT COMPANIES – 42.0%
Funds and Investment Trusts – 42.0%(e)
AB High Income Fund, Inc. - Class Z(f)	4,339,122	29,289,070
Vanguard Global ex-U.S. Real Estate ETF(b)	12,433	538,971
Vanguard Real Estate ETF(b)	5,610	521,786

Total Investment Companies (cost $34,295,532)		30,349,827

PREFERRED STOCKS – 5.9%
Real Estate – 5.9%
Diversified REITs – 1.0%
Armada Hoffler Properties, Inc. Series A(b)	7,725	200,850
Gladstone Commercial Corp. Series E	2,307	58,113
Gladstone Commercial Corp. Series G	3,125	73,297
Global Net Lease, Inc. Series A	3,467	83,694
Global Net Lease, Inc. Series B	4,450	108,402
PS Business Parks, Inc. Series X(b)	131	2,477
PS Business Parks, Inc. Series Y	1,307	24,794
Vornado Realty Trust Series L(b)	6,967	151,323

		702,950

Equity Real Estate Investment Trusts (REITs) – 0.1%
Hudson Pacific Properties, Inc. Series C	3,713	70,955

Health Care REITs – 0.0%
Healthcare Trust, Inc. Series B	233	5,599

Hotel & Resort REITs – 1.1%
Chatham Lodging Trust Series A	3,680	81,917
DiamondRock Hospitality Co.(b)	6,875	180,744
Hersha Hospitality Trust Series C	3,635	82,878
Hersha Hospitality Trust Series D	2,481	53,862
Hersha Hospitality Trust Series E	1,757	38,917
Pebblebrook Hotel Trust Series E	4,919	109,792
Pebblebrook Hotel Trust Series F	3,661	82,043
Summit Hotel Properties, Inc. Series E	1,075	20,909
Summit Hotel Properties, Inc. Series F	6,950	134,274

		785,336

Industrial REITs – 0.3%
Plymouth Industrial REIT, Inc. Series A	1,412	36,345
Rexford Industrial Realty, Inc. Series B(b)	4,843	122,310
Rexford Industrial Realty, Inc. Series C(b)	3,463	86,921

		245,576

Company	Shares	U.S. $ Value

Office REITs – 0.4%
City Office REIT, Inc. Series A	4,954	$108,146
SL Green Realty Corp. Series I(b)	1,718	42,091
Vornado Realty Trust Series M(b)	4,821	100,325

		250,562

Real Estate Development – 0.7%
Agree Realty Corp. Series A	7,350	137,960
Necessity Retail REIT, Inc. (The) Series C	8,325	199,300
Pebblebrook Hotel Trust Series G	5,497	119,505
Sunstone Hotel Investors, Inc. Series H	2,925	66,485

		523,250

Real Estate Operating Companies – 0.1%
Brookfield Property Partners LP	335	5,996
Brookfield Property Partners LP Series A2	2,779	54,941

		60,937

Real Estate Services – 0.1%
CTO Realty Growth, Inc. Series A	2,243	53,608
Sunstone Hotel Investors, Inc. Series I	2,436	51,619

		105,227

Residential REITs – 0.5%
American Homes 4 Rent Series H	7,395	187,094
Bluerock Residential Growth REIT, Inc. Series D	2,741	69,155
UMH Properties, Inc. Series D	4,882	121,318

		377,567

Retail REITs – 0.8%
Cedar Realty Trust, Inc. Series C(b)	2,808	29,905
Federal Realty Investment Trust Series C	358	8,703
Kimco Realty Corp. Series M(b)	368	8,858
Necessity Retail REIT, Inc. (The) Series A	1,075	25,671
Saul Centers, Inc. Series D	7,607	175,418
Spirit Realty Capital, Inc. Series A	5,738	142,991
Urstadt Biddle Properties, Inc. Series H	2,000	47,900
Urstadt Biddle Properties, Inc. Series K(b)	6,638	152,541

		591,987

Specialized REITs – 0.8%
Digital Realty Trust, Inc. Series J(b)	950	22,240
Digital Realty Trust, Inc. Series K	4,933	123,769
Digital Realty Trust, Inc. Series L	40	939
EPR Properties Series G(b)	597	13,170
National Storage Affiliates Trust Series A	8,819	218,447
Public Storage Series F(b)	55	1,336
Public Storage Series G	1,526	37,097
Public Storage Series H(b)	2,692	68,215
Public Storage Series I(b)	1,446	33,359
Public Storage Series J(b)	1,009	22,390
Public Storage Series K	102	2,216
Public Storage Series L	53	1,170

Company	Shares		U.S. $ Value

Public Storage Series S		1,091	$20,707

			565,055

Total Preferred Stocks (cost $4,557,168)			4,285,001

	Notional Amount

OPTIONS PURCHASED - PUTS – 1.7%
Options on Equities Indices – 1.7%
Euro STOXX 50 Index Expiration: Feb 2023; Contracts: 1,450; Exercise Price: EUR 2,950.00; Counterparty: Citibank, NA(a)	EUR	4,277,500	121,639
FTSE 100 Index Expiration: Feb 2023; Contracts: 310; Exercise Price: GBP 6,400.00; Counterparty: Citibank, NA(a)	GBP	1,984,000	46,657
Nikkei 225 Index Expiration: Feb 2023; Contracts: 19,000; Exercise Price: JPY 24,250.00; Counterparty: UBS AG(a)	JPY	460,750,000	71,333
S&P 500 Index Expiration: Feb 2023; Contracts: 10,400; Exercise Price: USD 3,450.00; Counterparty: UBS AG(a)	USD	3,588,000	1,013,505

Total Options Purchased - Puts (premiums paid $982,031)			1,253,134

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 1.1%
Argentina – 0.0%
Argentine Republic Government International Bond 0.50%, 07/09/2030	U.S.$	109	25,731
1.00%, 07/09/2029		16	3,801
1.50%, 07/09/2035		8	1,733

			31,265

Ecuador – 0.1%
Ecuador Government International Bond 1.50%, 07/31/2040(c)		45	15,516
2.50%, 07/31/2035(c)		99	37,940
Zero Coupon, 07/31/2030(c)		12	3,988

			57,444

El Salvador – 0.1%
El Salvador Government International Bond 6.375%, 01/18/2027(c)		122	45,887

	Principal Amount (000)		U.S. $ Value

Gabon – 0.2%
Gabon Government International Bond 6.625%, 02/06/2031(c)	U.S.$	200	$148,350

Guatemala – 0.3%
Guatemala Government Bond 4.90%, 06/01/2030(c)		200	189,725

Kenya – 0.2%
Republic of Kenya Government International Bond 6.875%, 06/24/2024(c)		200	175,000

Lebanon – 0.0%
Lebanon Government International Bond 6.60%, 11/27/2026(a) (c) (g)		107	7,443

Senegal – 0.2%
Senegal Government International Bond 6.75%, 03/13/2048(c)		200	139,037

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2029(c)		150	30,375

Total Emerging Markets - Sovereigns (cost $1,358,471)			824,526

GOVERNMENTS - TREASURIES – 0.4%
Colombia – 0.1%
Colombian TES Series B 6.25%, 11/26/2025	COP	328,100	64,018

Indonesia – 0.2%
Indonesia Treasury Bond Series FR70 8.375%, 03/15/2024	IDR	1,105,000	77,203
Series FR71 9.00%, 03/15/2029 854,000			63,464

			140,667

Mexico – 0.1%
Mexican Bonos Series M 20 10.00%, 12/05/2024	MXN	1,797	89,796

Total Governments - Treasuries (cost $340,613)			294,481

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Series NTNF 10.00%, 01/01/2023	BRL	322	61,169
10.00%, 01/01/2025		196	36,134

			97,303

	Principal Amount (000)		U.S. $ Value

South Africa – 0.1%
Republic of South Africa Government Bond Series 2032 8.25%, 03/31/2032	ZAR	1,908	$94,112

Total Emerging Markets - Treasuries (cost $223,648)			191,415

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos 5.95%, 01/28/2031	U.S.$	43	32,175
7.69%, 01/23/2050		47	32,077

Total Quasi-Sovereigns (cost $87,957)			64,252

	Shares

SHORT-TERM INVESTMENTS – 7.1%
Investment Companies – 7.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(e) (f) (h) (cost $5,116,684)		5,116,684	5,116,684

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $79,946,818)			72,359,277

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(e) (f) (h) (cost $827,419)		827,419	827,419

Total Investments – 101.2% (cost $80,774,237)(i)			73,186,696
Other assets less liabilities – (1.2)%			(845,031)

Net Assets – 100.0%			$72,341,665

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	6	September 2022	$645,758	$1,449
Euro STOXX 50 Index Futures	30	September 2022	1,061,228	(36,266)
Euro-Bund Futures	6	September 2022	892,215	(12,196)
FTSE 100 Index Futures	3	September 2022	253,977	(8,368)
FTSE China A50 Futures	5	September 2022	67,610	(383)
FTSE KLCI Futures	15	September 2022	249,441	1,430
FTSE/JSE Top 40 Futures	7	September 2022	248,300	(13,465)
Hang Seng Index Futures	2	September 2022	252,577	2,623
Long Gilt Futures	1	December 2022	125,382	(1,662)
OMXS 30 Index Futures	3	September 2022	54,006	(564)
S&P 500 E-Mini Futures	31	September 2022	6,132,575	(265,362)
SET 50 Futures	103	September 2022	558,975	21,338
TOPIX Index Futures	5	September 2022	706,136	(7,366)
U.S. T-Note 10 Yr (CBT) Futures	13	December 2022	1,519,781	(2,643)
Sold Contracts
Euro STOXX 50 Index Futures	23	September 2022	813,608	(10,082)
FTSE 100 Index Futures	3	September 2022	253,977	7,565
FTSE Taiwan Index Futures	10	September 2022	522,800	1,404
Mexican BOLSA Index Futures	3	September 2022	66,836	5,550
MSCI Emerging Markets Futures	16	September 2022	785,520	17,251
MSCI Singapore IX ETS Futures	21	September 2022	433,840	10,199
S&P 500 E-Mini Futures	23	September 2022	4,549,975	(53,997)
S&P/TSX 60 Index Futures	1	September 2022	177,409	(5,314)
SGX Nifty 50 Futures	9	September 2022	315,180	1,413
SPI 200 Futures	5	September 2022	590,850	(4,044)
WIG 20 Index Futures	41	September 2022	266,936	29,792

				$(321,698)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	PEN	382	USD	99	09/15/2022	$(515)
Barclays Capital PLC	IDR	5,384,341	USD	360	10/27/2022	(1,831)
Barclays Capital PLC	IDR	3,586,391	USD	243	10/27/2022	2,511
Barclays Capital PLC	CLP	291,028	USD	303	09/15/2022	(20,472)
Barclays Capital PLC	PHP	10,253	USD	183	10/27/2022	1,591
Barclays Capital PLC	CNH	2,396	USD	356	10/20/2022	9,158
Barclays Capital PLC	SEK	2,290	USD	224	09/21/2022	8,728
Barclays Capital PLC	MYR	1,408	USD	316	12/15/2022	2,004
Barclays Capital PLC	MYR	1,420	USD	317	12/15/2022	(319)
Barclays Capital PLC	PEN	657	USD	170	09/15/2022	(333)
Barclays Capital PLC	INR	72	USD	1	09/28/2022	0
Barclays Capital PLC	USD	155	CAD	199	09/21/2022	(3,634)
Barclays Capital PLC	USD	275	PEN	1,071	09/15/2022	2,762
Barclays Capital PLC	USD	551	MYR	2,432	12/15/2022	(7,571)
Barclays Capital PLC	USD	99	IDR	1,464,831	10/27/2022	(101)
Barclays Capital PLC	USD	309	KRW	403,040	10/27/2022	(8,317)
Barclays Capital PLC	USD	78	COP	332,463	09/15/2022	(3,160)
BNP Paribas SA	USD	1	COP	3,937	09/15/2022	24
Citibank, NA	KRW	533,848	USD	407	10/27/2022	9,005
Citibank, NA	USD	179	PHP	10,200	10/27/2022	1,537
Citibank, NA	USD	300	IDR	4,582,077	10/27/2022	7,696
Credit Suisse International	TWD	2,750	USD	90	10/21/2022	(235)
Credit Suisse International	PEN	639	USD	166	09/15/2022	60
Credit Suisse International	USD	268	INR	21,374	09/28/2022	366
Credit Suisse International	USD	75	CLP	66,430	09/15/2022	(1,240)
Credit Suisse International	USD	123	KRW	160,947	10/27/2022	(2,973)
Deutsche Bank AG	THB	15,216	USD	431	11/10/2022	12,007
Deutsche Bank AG	BRL	2,122	USD	410	09/02/2022	1,843
Deutsche Bank AG	CNH	1,837	USD	271	10/20/2022	5,129
Deutsche Bank AG	USD	1	INR	72	09/28/2022	0

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	392	BRL	2,122	09/02/2022	$15,638
Deutsche Bank AG	USD	327	CNH	2,196	10/20/2022	(8,553)
Deutsche Bank AG	USD	190	INR	15,114	09/28/2022	(3)
Deutsche Bank AG	USD	75	COP	326,507	09/15/2022	(1,451)
Deutsche Bank AG	USD	104	IDR	1,573,420	10/27/2022	2,128
Goldman Sachs International	CNH	1,851	USD	274	10/20/2022	6,090
Goldman Sachs International	BRL	506	USD	96	09/02/2022	(1,715)
Goldman Sachs International	USD	87	PEN	344	09/15/2022	1,962
Goldman Sachs International	USD	98	BRL	506	09/02/2022	(439)
Goldman Sachs International	USD	20	TWD	605	10/21/2022	(397)
Goldman Sachs International	USD	51	INR	4,046	09/28/2022	(45)
Goldman Sachs International	USD	73	COP	309,014	09/15/2022	(3,198)
HSBC Bank USA	KRW	156,176	USD	120	10/27/2022	3,720
HSBC Bank USA	USD	233	TWD	6,933	10/21/2022	(4,222)
JPMorgan Chase Bank, NA	IDR	719,128	USD	49	10/27/2022	285
JPMorgan Chase Bank, NA	KRW	190,286	USD	145	10/27/2022	3,509
JPMorgan Chase Bank, NA	SEK	3,550	USD	348	09/21/2022	15,103
JPMorgan Chase Bank, NA	USD	380	CAD	487	09/21/2022	(9,345)
JPMorgan Chase Bank, NA	USD	159	CLP	163,388	09/15/2022	22,370
JPMorgan Chase Bank, NA	USD	269	TWD	8,024	10/21/2022	(4,381)
JPMorgan Chase Bank, NA	USD	51	INR	4,046	09/28/2022	(45)
JPMorgan Chase Bank, NA	USD	95	CLP	84,570	09/15/2022	(1,024)
JPMorgan Chase Bank, NA	USD	86	COP	400,906	09/15/2022	4,601
JPMorgan Chase Bank, NA	USD	232	IDR	3,520,070	10/27/2022	4,179
Morgan Stanley Capital Services, Inc.	BRL	1,616	USD	321	09/02/2022	10,839
Morgan Stanley Capital Services, Inc.	USD	89	MYR	396	12/15/2022	(750)
Morgan Stanley Capital Services, Inc.	USD	312	BRL	1,616	09/02/2022	(1,404)
Morgan Stanley Capital Services, Inc.	USD	319	BRL	1,616	10/04/2022	(10,716)
Standard Chartered Bank	TWD	15,591	USD	525	10/21/2022	10,748
State Street Bank & Trust Co.	HUF	38,482	USD	100	09/09/2022	3,791
State Street Bank & Trust Co.	CZK	11,537	USD	471	09/09/2022	(1,670)
State Street Bank & Trust Co.	ZAR	4,741	USD	283	10/13/2022	7,594
State Street Bank & Trust Co.	NOK	4,197	USD	438	09/21/2022	15,809
State Street Bank & Trust Co.	MXN	2,980	USD	144	09/29/2022	(3,215)
State Street Bank & Trust Co.	MXN	2,227	USD	111	09/29/2022	777
State Street Bank & Trust Co.	CZK	2,193	USD	90	09/09/2022	331
State Street Bank & Trust Co.	SEK	935	USD	91	09/21/2022	2,726
State Street Bank & Trust Co.	PLN	1,164	USD	242	09/09/2022	(5,455)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	521	USD	553	09/21/2022	$18,419
State Street Bank & Trust Co.	CAD	924	USD	712	09/21/2022	8,832
State Street Bank & Trust Co.	EUR	287	USD	297	09/21/2022	8,093
State Street Bank & Trust Co.	AUD	248	USD	174	09/21/2022	4,061
State Street Bank & Trust Co.	NZD	194	USD	120	09/21/2022	1,011
State Street Bank & Trust Co.	GBP	397	USD	472	09/21/2022	11,298
State Street Bank & Trust Co.	EUR	241	USD	241	09/21/2022	(1,136)
State Street Bank & Trust Co.	GBP	94	USD	112	11/17/2022	2,236
State Street Bank & Trust Co.	USD	293	EUR	288	09/21/2022	(3,727)
State Street Bank & Trust Co.	USD	284	CAD	369	09/21/2022	(2,964)
State Street Bank & Trust Co.	USD	107	AUD	155	09/21/2022	(482)
State Street Bank & Trust Co.	USD	416	GBP	353	09/21/2022	(6,153)
State Street Bank & Trust Co.	USD	428	NZD	678	09/21/2022	(13,123)
State Street Bank & Trust Co.	USD	336	PLN	1,593	09/09/2022	2,785
State Street Bank & Trust Co.	USD	166	PLN	772	09/09/2022	(2,492)
State Street Bank & Trust Co.	USD	165	NOK	1,601	09/21/2022	(4,281)
State Street Bank & Trust Co.	USD	162	NOK	1,618	09/22/2022	1,095
State Street Bank & Trust Co.	USD	145	MXN	2,999	09/29/2022	2,790
State Street Bank & Trust Co.	USD	335	SEK	3,467	09/21/2022	(9,826)
State Street Bank & Trust Co.	USD	340	MXN	6,818	09/29/2022	(3,515)
State Street Bank & Trust Co.	USD	461	JPY	61,281	09/21/2022	(18,953)
State Street Bank & Trust Co.	USD	370	HUF	150,389	09/09/2022	6,463
State Street Bank & Trust Co.	USD	188	HUF	73,443	09/09/2022	(4,454)

						$83,869

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNY	740	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	$1,191	$—	$1,191
CNY	2,204	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	3,914	—	3,914
CNY	2,236	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	4,141	—	4,141

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,050	01/10/2027	1 Day SOFR	1.315%	Annual	$972,044	$3,601	$(74,355)
EUR	100	01/23/2030	6 Month EURIBOR	0.131%	Semi-Annual/ Annual	(14,876)	—	(14,876)
EUR	430	06/11/2030	6 Month EURIBOR	(0.045)%	Semi-Annual/ Annual	(72,708)	—	(72,711)
EUR	60	06/19/2030	6 Month EURIBOR	(0.119)%	Semi-Annual/ Annual	(10,550)	—	(10,547)
EUR	520	08/05/2030	6 Month EURIBOR	(0.232)%	Semi-Annual/ Annual	(97,221)	—	(97,221)
EUR	600	10/22/2030	6 Month EURIBOR	(0.280)%	Semi-Annual/ Annual	(117,996)	—	(117,996)
EUR	190	11/12/2030	6 Month EURIBOR	(0.169)%	Semi-Annual/ Annual	(35,874)	—	(35,874)
EUR	490	05/11/2031	6 Month EURIBOR	0.115%	Semi-Annual/ Annual	(86,409)	—	(86,410)
GBP	920	08/19/2031	1 Day SONIA	0.539%	Annual	(203,253)	—	(203,253)
CAD	230	08/19/2031	3 month CDOR	1.595%	Semi-Annual	(26,753)	—	(26,753)
EUR	150	08/19/2031	6 Month EURIBOR	(0.116)%	Semi-Annual/ Annual	(30,317)	—	(30,317)
USD	1,080	08/23/2031	3 Month LIBOR	1.255%	Quarterly/ Semi-Annual	(165,965)	—	(165,965)
JPY	337,460	08/27/2031	1 Day TONAR	(0.015)%	Annual	(83,329)	—	(80,924)
JPY	55,860	08/27/2031	1 Day TONAR	(0.006)%	Semi-Annual	(15,552)	—	(15,550)
JPY	52,540	08/30/2031	0.000%	1 Day TONAR	Annual	12,489	—	6,647
JPY	37,290	08/30/2031	1 Day TONAR	0.000%	Annual	(10,297)	—	(10,296)
JPY	37,070	08/30/2031	0.000%	1 Day TONAR	Annual	7,039	—	2,586
CHF	30	09/14/2031	1 Day SARON	(0.085)%	Annual	(3,837)	—	(3,932)
CHF	90	10/06/2031	1 Day SARON	0.021%	Annual	(12,340)	—	(12,340)
USD	430	11/17/2031	3 Month LIBOR	1.690%	Quarterly/ Semi-Annual	(50,998)	—	(50,998)
JPY	24,300	11/18/2031	1 Day TONAR	0.068%	Annual	(4,864)	—	(4,864)
EUR	330	11/18/2031	6 Month EURIBOR	0.174%	Semi-Annual /Annual	(59,785)	—	(59,785)
CHF	60	11/19/2031	1 Day SARON	0.100%	Annual	(7,967)	—	(7,967)
JPY	34,440	12/08/2031	1 Day TONAR	0.033%	Annual	(7,910)	—	(7,910)
NZD	40	01/14/2032	3 Month BKBM	2.755%	Quarterly /Semi-Annual	(2,595)	—	(2,595)
AUD	80	02/14/2032	2.482%	6 Month BBSW	Semi-Annual	6,888	—	6,888
NZD	370	03/04/2032	3 Month BKBM	3.050%	Quarterly /Semi-Annual	(16,755)	—	(16,755)
NOK	310	05/10/2032	6 Month NIBOR	3.140%	Semi-Annual/ Annual	(876)	—	(876)
USD	1,320	05/13/2032	1 Day SOFR	1.333%	Annual	(178,877)	—	(22,700)
NOK	1,240	05/25/2032	6 Month NIBOR	2.913%	Semi-Annual/ Annual	(5,810)	—	(5,810)
JPY	22,680	06/15/2032	0.600%	1 Day TONAR	Annual	(3,278)	—	(3,278)
NOK	610	06/15/2032	6 Month NIBOR	3.335%	Semi-Annual/ Annual	(752)	—	(752)
USD	140	06/15/2032	3.117%	1 Day SOFR	Annual	(2,488)	—	(2,488)
USD	170	06/17/2032	3.182%	1 Day SOFR	Annual	(3,952)	—	(3,952)
NZD	240	07/11/2032	3 Month BKBM	3.815%	Quarterly/ Semi-Annual	(3,383)	—	(3,383)
CHF	130	07/11/2032	1 Day SARON	1.580%	Annual	(1,139)	—	(1,139)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	110	07/11/2032	2.795%	1 Day SOFR	Annual	$1,237	$—	$1,237
CAD	190	07/19/2032	3.600%	3 Month CDOR	Semi-Annual	(293)	—	(294)
GBP	240	07/20/2032	2.322%	1 Day SONIA	Annual	15,041	—	15,041
NOK	770	07/21/2032	6 Month NIBOR	3.140%	Semi-Annual/ Annual	(2,585)	—	(2,585)
JPY	18,180	08/22/2032	1 Day TONAR	0.346%	Annual	(854)	—	(854)
EUR	170	08/22/2032	6 Month EURIBOR	1.881%	Semi-Annual/ Annual	(7,370)	—	(7,370)
USD	80	08/22/2032	1 Day SOFR	2.620%	Annual	(2,189)	—	(2,189)
SEK	40	08/22/2032	2.370%	3 Month STIBOR	Annual/ Quarterly	145	—	145
EUR	10	08/22/2032	1.859%	6 Month EURIBOR	Annual/ Semi-Annual	454	—	454
AUD	310	08/26/2032	6 Month NIBOR	4.154%	Semi-Annual	1,456	—	1,456
USD	290	05/13/2052	1 Day SOFR	1.533%	Annual	(67,695)	—	(10,283)

						$(393,653)	$3,601	$(1,234,447)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	4.97%	USD	3,020	$33,071	$146,162	$(113,091)
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00	Quarterly	5.32	USD	2,218	5,002	10,433	(5,431)
iTraxx Xover Series 36, 5 Year Index, 12/20/2026*	5.00	Quarterly	5.57	EUR	680	(6,513)	57,219	(63,732)
iTraxx Xover Series 37, 5 Year Index, 06/20/2027*	5.00	Quarterly	5.91	EUR	580	13,706	14,551	(845)

						$45,266	$228,365	$(183,099)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABUSCG(1)	OBFR Plus 0.10%	Maturity	USD	5,720	09/23/2022	$(126,905)
MLABWGC1(2)	OBFR Plus 0.22%	Maturity	USD	7,089	09/23/2022	(138,769)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
KOSPI 200 Futures	0.00%	Monthly	KRW	160,500	09/08/2022	$(4,409)
KOSPI 200 Futures	0.00%	Monthly	KRW	240,750	09/08/2022	(4,832)
Swiss Market Index Futures	0.00%	Monthly	CHF	106	09/16/2022	(5,176)
Swiss Market Index Futures	0.00%	Monthly	CHF	106	09/16/2022	(5,663)
Pay Total Return on Reference Obligation
Bank of America, NA
MSCI Daily TR Gross World USD Index	OBFR Plus 0.31%	Maturity	USD	7,193	02/28/2023	(21,114)
S&P 500 Total Return Index	FedFund Effective Plus 0.29%	Quarterly	USD	5,745	03/01/2023	(56,917)
Morgan Stanley Capital Services LLC
IBOVESPA Futures	0.00%	Monthly	BRL	667	10/13/2022	3,656

						$(360,129)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $905,552 or 1.3% of net assets.

(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)	Defaulted.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,623,259 and gross unrealized depreciation of investments was $(11,226,304), resulting in net unrealized depreciation of $(9,603,045).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

REIT – Real Estate Investment Trust

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SGX – Singapore Exchange

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TONAR – Tokyo Overnight Average Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

(1) The following table represents the largest equity basket holdings underlying the total return swap in MLABUSCG as of August 31, 2022.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Microsoft Corp.	2,136	USD 558,584	9.8%
Mastercard, Inc.	1,548	502,125	8.8%
Abbott Laboratories	3,873	397,605	7.0%
Charles Schwab Corp. (The)	5,550	393,769	6.9%
CDW Corp./DE	2,090	356,775	6.2%
Amazon.com, Inc.	2,793	354,025	6.2%
IQVIA Holdings, Inc.	1,645	349,881	6.1%
Automatic Data Processing, Inc.	1,339	327,313	5.7%
NIKE, Inc.	3,008	320,157	5.6%
American Tower Corp.	1,211	307,739	5.4%
Amphenol Corp.	3,478	255,755	4.5%
Zoetis, Inc.	1,596	249,761	4.4%
TJX Cos., Inc. (The)	3,904	243,415	4.3%
Aptiv PLC	2,376	221,965	3.9%
Stericycle, Inc	4,182	209,452	3.7%
Constellation Brands, Inc.	847	208,516	3.6%
Cooper Cos., Inc. (The)	657	188,853	3.3%
Meta Platforms, Inc.	1,107	180,297	3.2%
Eaton Corp.	690	94,328	1.6%

(2) The following table represents the 50 largest equity basket holdings underlying the total return swap in MLABWGC1 as of August 31, 2022.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Microsoft Corp.	1,629	USD 425,999	6.0%
Alphabet, Inc.	2,607	284,594	4.0%
Otis Worldwide Corp.	3,591	259,316	3.7%
Asahi Group Holdings Ltd.	7,383	248,890	3.5%
Visa, Inc.	1,178	233,983	3.3%
Goldman Sachs Group, Inc. (The)	697	231,767	3.3%
Samsung Electronics Co., Ltd.	5,000	223,184	3.1%
BlackRock, Inc.	311	207,124	2.9%
Paypal Holdings, Inc.	2,189	204,540	2.9%
Elevance Health, Inc.	416	201,792	2.8%
Starbucks Corp.	2,394	201,234	2.8%
Shell PLC	74	196,584	2.8%
Meta Platforms, Inc.	1,199	195,316	2.8%
Cognizant Technology Solutions Corp.	3,044	192,289	2.7%
Comcast Corp.	4,780	172,989	2.4%
Roche Holding AG	517	167,155	2.4%
Sanofi	1,974	163,163	2.3%
Amazon.com, Inc.	1,276	161,816	2.3%
CBRE Group, Inc.	1,990	157,157	2.2%
Coca-Cola Co. (The)	2,414	148,998	2.1%
Galaxy Entertainment Group Ltd.	24,725	138,920	2.0%
Thermo Fisher Scientific Inc.	252	137,390	1.9%
Akamai Technologies, Inc.	1,474	133,044	1.9%
Parker-Hannifin Corp.	488	129,315	1.8%
Mitsubishi UFJ Financial Group, Inc.	24,768	128,839	1.8%
Prosus NV	2,035	126,363	1.8%
Medtronic PLC	1,429	125,599	1.8%
Electronic Arts Inc.	986	125,120	1.8%
Applied Materials, Inc.	1,293	121,632	1.7%
Julius Baer Group Ltd.	2,301	111,861	1.6%
Dover Corp.	882	110,207	1.6%
Linde PLC	378	106,805	1.5%
SAP SE	1,180	100,810	1.4%
Credit Suisse Group AG	18,999	98,502	1.4%
Volvo AB	6,068	96,600	1.4%
Alibaba Group Holding Ltd.	974	92,975	1.3%
Compass Group PLC	40	86,797	1.2%
Wells Fargo & Co.	1,790	78,233	1.1%
Iberdrola SA	7,392	77,187	1.1%
Koninklijke Philips NV	4,131	69,147	1.0%
Alibaba Group Holding Ltd.	5,735	68,901	1.0%
NIKE, Inc.	559	59,531	0.8%
Cheniere Energy, Inc.	371	59,499	0.8%
Citigroup, Inc.	1,207	58,917	0.8%
Kering SA	103	51,865	0.7%
ABN AMRO Bank NV (GDR)	5,305	51,071	0.7%
Neste Oyj	961	47,587	0.7%
Yum China Holdings, Inc.	915	45,827	0.6%
London Stock Exchange Group PLC	5	44,499	0.6%
Infineon Technologies AG	1,770	43,244	0.6%
Other Long	660	87,842	1.2%

AB Cap Fund, Inc.

AB All Market Income Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$6,416,825	$540,919	$—	$6,957,744
Financials	2,542,796	2,076,121	—	4,618,917
Health Care	2,986,905	1,363,507	—	4,350,412
Communication Services	1,784,923	707,959	—	2,492,882
Consumer Discretionary	1,690,485	745,646	—	2,436,131
Industrials	1,322,602	892,184	—	2,214,786
Energy	925,995	1,052,808	—	1,978,803
Consumer Staples	1,039,942	631,160	—	1,671,102
Real Estate	934,476	339,833	—	1,274,309
Utilities	723,966	314,379	—	1,038,345
Materials	334,273	612,253	—	946,526
Investment Companies	30,349,827	—	—	30,349,827
Preferred Stocks	4,285,001	—	—	4,285,001
Options Purchased - Puts	—	1,253,134	—	1,253,134
Emerging Markets - Sovereigns	—	824,526	—	824,526
Governments - Treasuries	—	294,481	—	294,481
Emerging Markets - Treasuries	—	191,415	—	191,415
Quasi-Sovereigns	—	64,252	—	64,252
Short-Term Investments	5,116,684	—	—	5,116,684
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	827,419	—	—	827,419

Total Investments in Securities	61,282,119	11,904,577	—	73,186,696
Other Financial Instruments(a):
Assets:
Futures	100,014	—	—	100,014
Forward Currency Exchange Contracts	—	263,704	—	263,704

Investments in Securities:	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swaps	$—	$1,026,039	$—	$1,026,039
Centrally Cleared Credit Default Swaps	—	51,779	—	51,779
Total Return Swaps	—	3,656	—	3,656
Liabilities:
Futures	(421,712)	—	—	(421,712)
Forward Currency Exchange Contracts	—	(179,835)	—	(179,835)
Centrally Cleared Interest Rate Swaps	—	(1,419,692)	—	(1,419,692)
Centrally Cleared Credit Default Swaps	—	(6,513)	—	(6,513)
Total Return Swaps	—	(363,785)	—	(363,785)

Total	$60,960,421	$11,279,930	$—	$72,240,351

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2022 is as follows:

							Distributions
Fund	Market Value 11/30/2021 (000)	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)	Change in Appr./ (Depr.) (000)	Market Value 08/31/2022 (000)	Dividend Income (000)	Realized Gains (000)
AB High Income Fund, Inc.	$15,120	$22,607	$4,143	$(591)	$(3,704)	$29,289	$1,290	$0
Government Money Market Portfolio	26,525	35,807	57,215	0	0	5,117	18	0
Government Money Market Portfolio*	727	7,571	7,471	0	0	827	3	0
Total	$42,372	$65,985	$68,829	$(591)	$(3,704)	$35,233	$1,311	$0

*	Investments of cash collateral for securities lending transactions